[DECHERT LLP LETTERHEAD]

January 4, 2019

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Russell Investment Funds

File Nos. 033-18030 and 811-5371

Dear Sir or Madam:

Transmitted herewith on behalf of Russell Investment Funds (the “Trust”) for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information relating to one series of the Trust. The interactive data relates to one supplement filed with the Securities and Exchange Commission (“SEC”) on behalf of the Trust pursuant to Rule 497(e) on December 19, 2018.

The Prospectus and Statement of Additional Information relating to the series were filed April 30, 2018 with the SEC via electronic transmission as part of Post-Effective Amendment No. 70 to the Trust’s Registration Statement on Form N-1A.

No fees are required in connection with this filing. Please contact me at (617) 728-7164 or John V. O’Hanlon, Esq. at (617) 728-7111 if you have any questions concerning this filing.

Very truly yours,

/s/ Colleen M. Evans
Colleen M. Evans

cc:	John V. O’Hanlon, Esq.
Mary Beth Rhoden Albaneze, Esq.